Alta Quality Growth Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Common Stocks — 98.53% Shares Fair Value
Ireland — 3.16%
Health Care — 3.16%
STERIS PLC 7,400 $ 1,801,234
Total Ireland 1,801,234
United States — 95.37%
Communications — 24.42%
Alphabet, Inc., Class A
(a)
1,300 3,766,152
Booking Holdings, Inc.
(a)
805 1,931,380
Match Group, Inc.
(a)
12,050 1,593,613
Meta Platforms, Inc., Class A
(a)
8,300 2,791,705
Take-Two Interactive Software, Inc.
(a)
10,950 1,946,034
Walt Disney Co. (The)
(a)
12,200 1,889,658
13,918,542
Consumer Discretionary — 11.85%
Fortune Brands Home & Security, Inc. 8,800 940,720
Home Depot, Inc. (The) 6,200 2,573,062
IAA, Inc.
(a)
30,250 1,531,255
TJX Cos., Inc. (The) 22,500 1,708,200
6,753,237
Financials — 3.35%
Markel Corp.
(a)
1,545 1,906,530
Health Care — 10.49%
PerkinElmer, Inc. 9,200 1,849,752
Thermo Fisher Scientific, Inc. 3,450 2,301,978
Zoetis, Inc., Class A 7,480 1,825,344
5,977,074
Industrials — 5.18%
Amphenol Corp., Class A 21,400 1,871,644
Raytheon Technologies Corp. 12,550 1,080,053
2,951,697
Materials — 2.22%
Sherwin-Williams Co. (The) 3,600 1,267,776
Technology — 37.86%
Adobe Systems, Inc.
(a)
2,850 1,616,121
Apple, Inc. 23,280 4,133,830
Autodesk, Inc.
(a)
6,500 1,827,735
Broadridge Financial Solutions, Inc. 9,000 1,645,380
Fiserv, Inc.
(a)
16,300 1,691,777
Mastercard , Inc., Class A 4,100 1,473,212
Microsoft Corp. 7,900 2,656,928
PayPal Holdings, Inc.
(a)
7,400 1,395,492
S&P Global, Inc. 3,225 1,521,974
Visa, Inc., Class A 8,550 1,852,870

Alta Quality Growth Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
United States — 95.37% (continued)
Technology — 37.86% - continued
Zebra Technologies Corp., Class A
(a)
2,950 $ 1,755,840
21,571,159
Total United States 54,346,015
Total Common Stocks/ Investments — 98.53%
    (Cost $33,170,068) 56,147,249
Other Assets in Excess of Liabilities  —  1.47% 838,563
Net Assets — 100.00% $ 56,985,812
(a) Non-income producing security.

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Common Stocks — 98.38% Shares Fair Value
China — 3.59%
Consumer Discretionary — 3.59%
Yum China Holdings, Inc. 23,792 $ 1,185,793
Total China 1,185,793
Denmark — 12.25%
Health Care — 7.53%
Coloplast A/S, Class B 2,434 428,549
Novo Nordisk A/S, Class B 18,268 2,053,919
2,482,468
Materials — 4.72%
Chr. Hansen Holdings A/S 10,693 843,041
Novozymes A/S, Class B 8,679 713,199
1,556,240
Total Denmark 4,038,708
France — 10.34%
Consumer Staples — 3.25%
L'Oréal S.A. 2,262 1,073,459
Health Care — 7.09%
EssilorLuxottica S.A. 10,983 2,340,607
Total France 3,414,066
Ireland — 3.83%
Technology — 3.83%
Accenture PLC, Class A 3,047 1,263,134
Total Ireland 1,263,134
Japan — 5.17%
Industrials — 5.17%
FANUC Corp. 3,900 826,103
Keyence Corp. 1,400 879,189
1,705,292
Total Japan 1,705,292
Switzerland — 3.88%
Consumer Staples — 3.88%
Nestle S.A. 9,159 1,279,429
Total Switzerland 1,279,429
United Kingdom — 5.58%
Consumer Staples — 2.69%
Reckitt Benckiser Group PLC 10,360 888,516
Industrials — 2.89%
Intertek Group PLC 12,541 954,817
Total United Kingdom 1,843,333

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
United States — 53.74%
Communications — 12.17%
Alphabet, Inc., Class A
(a)
748 $ 2,166,986
Booking Holdings, Inc.
(a)
770 1,847,407
4,014,393
Consumer Discretionary — 4.99%
Nike, Inc., Class B 9,860 1,643,366
Consumer Staples — 4.07%
Colgate-Palmolive Co. 15,701 1,339,923
Financials — 7.21%
CME Group, Inc. 10,416 2,379,639
Health Care — 9.60%
Illumina, Inc.
(a)
3,388 1,288,931
UnitedHealth Group, Inc. 3,736 1,875,995
3,164,926
Technology — 15.70%
Automatic Data Processing, Inc. 4,503 1,110,350
MarketAxess Holdings, Inc. 3,063 1,259,720
Mastercard , Inc., Class A 4,175 1,500,162
Microsoft Corp. 2,173 730,823
Verisk Analytics, Inc. 2,528 578,229
5,179,284
Total United States 17,721,531
TOTAL  COMMON STOCKS
  (Cost $24,150,196) 32,451,286
Money Market Funds - 1.51%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio,
Institutional Class, 0.01%
(b)
497,954 497,954
TOTAL MONEY MARKET FUNDS
    (Cost $497,954) 497,954
Total Investments — 99.89%
    (Cost $24,648,150) 32,949,240
Other Assets in Excess of Liabilities  —  0.11% 36,173
Net Assets — 100.00% $ 32,985,413
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2021.